Capital Leases (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Future Minimum Lease Payments Under Non Cancellable Capital Lease Arrangements

Future minimum lease payments under non-cancellable capital lease arrangements as lessee are as follows:

	RMB	US$
2019	305,710	44,464
2020	217,525	31,638
2021	317,382	46,161
2022	96,990	14,106
2023 and thereafter	575,941	83,767

Total minimum lease payments	1,513,548	220,136
Less: amount representing interest	(527,860)	(76,774)

Present value of remaining minimum lease payments	985,688	143,362